                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5754

                         MFS HIGH INCOME MUNICIPAL TRUST
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2007 - June 30, 2008

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05754
Reporting Period: 07/01/2007 - 06/30/2008
MFS High Income Municipal Trust






======================= MFS HIGH INCOME MUNICIPAL TRUST ========================
NO VOTING RECORDS FOR THIS REPORTING PERIOD

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST


By (Signature and Title) Robert J. Manning
                         ----------------------------------------------
                         Robert J. Manning, Principal Executive Officer

Date: August 26, 2008